SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Mortality rate, description	[1]	(2010-2013) - CL5/CL6 up 2 years	(2010-2013) - CL5/CL6 up 2 years
Annual withdrawal rate		3.00%	3.00%
Annual increase rate of supplemental medical benefits		6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP		8.00%	8.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		1.25%	2.25%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		1.75%	2.75%

[1]	China Life Insurance Mortality Table (2010-2013)